Consolidated Statements Of Income (USD $) In Millions, except Per Share data	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Continuing Operations
Net sales	$ 8,681	$ 8,339	$ 8,366
Cost of sales	5,868	5,356	5,614
Selling, general and administrative expenses	2,060	2,183	2,072
Net charges for exit activities, asset and business dispositions	105	84	98
Impairment charges	21	28	314
Contingent sale proceeds		(133)	(150)
Operating income	627	821	418
Interest expense	117	138	161
Interest income	(32)	(23)	(41)
Debt extinguishment costs	55
Income from continuing operations before income taxes	487	706	298
Income tax expense	149	124	114
Income from continuing operations	338	582	184
Discontinued Operations
Income (loss) from discontinued operations net of tax expense (benefit) of $(50), $481 and $109	222	(139)	196
Gain on sale of discontinued operations, net of tax expense of $568, $74 and nil	736	84
Net income (loss) from discontinued operations	958	(55)	196
Net income	1,296	527	380
Less: Income from noncontrolling interests, net of tax
Discontinued operations	9	21	16
Net income attributable to Sara Lee	1,287	506	364
Amounts attributable to Sara Lee
Net income from continuing operations	338	582	184
Income (loss) from discontinued operations attributable to Sara Lee	949	(76)	180
Net income attributable to Sara Lee	$ 1,287	$ 506	$ 364
Earnings per share of common stock, Basic
Income from continuing operations, per common share - Basic	$ 0.54	$ 0.85	$ 0.26
Net income (loss), per common share - Basic	$ 2.07	$ 0.74	$ 0.52
Earnings per share of common stock, Diluted
Income from continuing operations, per common share - Diluted	$ 0.54	$ 0.84	$ 0.26
Net income (loss), per common share - Diluted	$ 2.06	$ 0.73	$ 0.52